Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Line Items]
Balance Amount Percentage	81.00%	85.00%
Bad debt expense (in Dollars)		$ 332,715